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May 6, 2009



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


RE:  Plan Investment Fund, Inc. (the "Registrant" or "Fund")
     Rule 497(j) Prospectus and Statement of Additional Information
     Certification

     File Nos. 811-04379 and 002-99584


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant hereby transmits via EDGAR the following certification in lieu of filing under Rule 497(c) of the Act:

(1) the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund under paragraph c) of Rule 497 of the Act would not have differed from those contained in the most recent registration statement or amendment (Post-effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A filed with the Commission pursuant to Rule 485(b) under the Act on April 30, 2009 becoming effective April 30,2009 - Accession Number 0000950137-09-003459), and

(2) the text of the most recent registration statement or amendment has been filed electronically.

Any questions with respect to this filing should be directed to the undersigned at (630) 472-7795.

Please provide an electronic confirmation as evidence of this filing.


Very truly yours,
/s/ Dale E. Palka
Dale E. Palka
Fund Treasurer